Certain risks and concentration - Fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Certain risks and concentration
Other long-term investments		$ 3,179
Available-for-sale debt investment
Certain risks and concentration
Other long-term investments		3,179
Level 3
Certain risks and concentration
Other long-term investments			$ 2,970
Fair Value Measurements Recurring
Certain risks and concentration
Short-term investments	$ 414	1,536
Debt investment	313	403
Other long-term investments		3,179
Financial asset measured using Level 3 input	727	5,118
Fair Value Measurements Recurring | Level 1
Certain risks and concentration
Debt investment	313	403
Financial asset measured using Level 3 input	313	403
Fair Value Measurements Recurring | Level 2
Certain risks and concentration
Short-term investments	414	1,536
Financial asset measured using Level 3 input	$ 414	1,536
Fair Value Measurements Recurring | Level 3
Certain risks and concentration
Other long-term investments		3,179
Financial asset measured using Level 3 input		$ 3,179